Note 14 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of commitments and contingent liabilities [text block]
14.	Commitments and contingencies

As at
December 31, 2017,
the Company has commitments under various non-cancelable leases for premises in Montreal, Quebec, Canada and Auburndale, Massachusetts, USA.

Minimum annual payments under all operating leases are expected to be as follows:

Operating lease
2018	607,789
2019	344,554
2020	100,958
2021	-
1,053,301

In accordance with an exclusive licensing agreement with Hoffman–La Roche (Roche), the Company is committed to pay Roche (i) a total of
$1,000,000
in milestone payments upon the achievement of certain clinical milestones, (ii) up to a total of
$11,000,000
in milestone payments upon the achievement of certain regulatory milestones in connection with the three
clinical trial programs currently underway, with an additional
$1,000,000
in milestone payments upon the achievement of certain regulatory milestones in connection with each subsequent indication, if any, and (iii) up to a total of
$37,500,000
million in milestone payments upon the achievement of certain sales milestones. The Company achieved the clinical milestone in
December 31, 2017
and paid Roche the
$1,000,000
milestone in
January 2018.
This amount was recorded as research and development expenses in the year ended
December 31, 2017
and is included in accounts payable and accrued liabilities as at
December 31, 2017.
Future royalty payments, in the low teens, based on net sales are also stipulated in the licensing agreement. The likelihood and timing of these payments is unknown at this time.

In accordance with a licensing agreement with the Thomas Jefferson University (TJU), the Company is committed to make a total of
$100,000
in milestone payments upon the achievement of certain clinical milestones and a total of
$250,000
in milestone payments upon the achievement of certain regulatory milestones, in each case in connection with the first
licensed product or licensed process that meets the relevant milestones. The Company achieved the clinical milestone and paid TJU the
$100,000
milestone in
December 2017.
This amount was recorded as research and development expenses in the year ended
December 31, 2017.
Future low single digit royalty payments based on net sales are also stipulated in the licensing agreement. Annual license maintenance royalties are also required as per the terms of the TJU licensing agreement. Such maintenance royalties are non-refundable but can be applied to royalties owing on sales per calendar year. The likelihood and timing of these payments is unknown at this time.

In accordance with a licensing agreement with Yamaguchi University in Japan, the Company is committed to make a total of
$75,000
in milestone payments upon the achievement of certain clinical milestones and a total of
$150,000
in milestone payments upon the achievement of certain regulatory milestones, in each case in connection with the first
licensed product that meets the relevant milestones. Future low single digit royalty payments based on net sales are also stipulated in the licensing agreement. The Company also has a royalty buy-out option pursuant to which it can terminate its obligation to pay royalties to Yamaguchi University under the license agreement at any time and at its sole discretion upon payment of a certain amount to Yamaguchi. The likelihood and timing of these payments is unknown at this time.

In accordance with an exclusive option agreement signed with Galderma on
April 1, 2016,
the Company was evaluating certain Galderma retinoic acid receptor gamma agonist compounds in exchange for technology access payments with a potential aggregate amount of
$0.7
million during a
two
-year option period. The technology access fees were being expensed over the period to which they related and terminated when the Company decided to enter into a pre-negotiated and exclusive licensing agreement.

On
March 29, 2017,
the Company entered into an exclusive licensing agreement with Galderma to obtain access to retinoic acid receptor gamma agonist compounds and was granted exclusive rights for use in non-dermatological indications. In accordance with this agreement, the Company is committed to pay Galderma a total of
$2,000,000
in milestone payments upon the achievement of clinical milestones and up to a total of
$25,500,000
in milestone payments upon the achievement of certain regulatory milestones, in each case in connection with the first
product that meets the relevant milestones. Future single digit royalty payments based on net sales are also stipulated in the licensing agreement. The likelihood and timing of these payments is unknown at this time.

The Company enters into contracts in the normal course of business with contract research organizations for preclinical research and clinical studies, research supplies and other services and products for operating purposes. These contracts generally provide for termination on notice, and therefore are cancelable contracts.